Document and Entity Information	2 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	SQN AIF IV, L.P.
Entity Central Index Key	0001560046
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Sep. 30, 2012 SQN AIF IV, L.P.	Aug. 10, 2012 SQN AIF IV, L.P.	Sep. 30, 2012 SQN AIF IV GP, LLC	Sep. 23, 2012 SQN AIF IV GP, LLC
Assets
Cash and cash equivalents	$ 1,600		$ 1,000,000
Due from SQN AIF IV, L.P.			1,000
Investment in SQN AIF IV, L.P.			100
Total Assets	1,600		1,001,100
Liabilities and Member's Equity
Due to SQN AIF IV GP, LLC	1,000
Total Liabilities	1,000
Partners' Equity:
Limited Partner	1,000
General Partner	100
Less: Subscription receivable	(500)
Total Partners'/Member's Equity	600		1,001,100
Total Liabilities and Partners' Equity/Member's Equity	$ 1,600		$ 1,001,100

Nature of Operations and Organization	2 Months Ended
Sep. 30, 2012
SQN AIF IV, L.P.
Organization Consolidation and Presentation Of Financial Statements [Line Items]
Nature of Operations and Organization

1.

Nature of Operations and Organization

Nature of business - SQN AIF IV, L.P. (the “Partnership”) was formed on August 10, 2012 as a Delaware limited partnership. The initial capitalization of the Partnership was $500 and was made by SQN Capital Management, LLC, a Delaware limited liability company and the investment manager of the Partnership (the “Investment Manager”) and parent of the General Partner. The Partnership is offering limited partnership interests on a “best efforts” basis with the intention of raising up to $200,000,000 of capital, consisting of 200,000 limited partnership units. Upon raising a minimum of $1,200,000 in capital, limited partners will be admitted.

With the proceeds from the sale of limited partnership interests, the Partnership intends to invest in business-essential, revenue-producing (or cost-saving) equipment and other physical assets with substantial economic lives and, in many cases, associated revenue streams and for infrastructure and energy project financings. Many of the Partnership’s investments will be structured as equipment leases, but may also include other structures, including, but not limited to, participation agreements, residual sharing agreements, project financings and vendor and rental programs.

The general partner of the Partnership is SQN AIF IV GP, LLC (the “General Partner”), a Delaware limited liability company. The Investment Manager will make investments on behalf of the Partnership and manage the investments of the Partnership. The Partnership will generate income through the collection of lease rentals and other revenues and through the sale of leased equipment and other portfolio investments.

The Partnership’s fiscal year ends on December 31.

SQN AIF IV GP, LLC
Organization Consolidation and Presentation Of Financial Statements [Line Items]
Nature of Operations and Organization

1.

Nature of Operations and Organization

SQN AIF IV GP, LLC (the “LLC”) is a wholly-owned subsidiary of SQN Capital Management, LLC (“Capital”), a Delaware limited liability company. The primary activity of the LLC is to sponsor, manage and act as the general partner of SQN AIF IV, L.P. (the “Managed Fund”), which will be a publicly registered equipment leasing and finance fund in the United States of America.

The LLC was formed on August 24, 2012 as a Delaware limited liability company. The LLC, through Capital, manages and controls the business affairs of the Managed Fund, including, but not limited to, the investments that the Managed Fund makes, pursuant to the terms of the Managed Fund’s limited partnership agreement. The Managed Fund is in the process of filing a registration statement (Form S-1) with the Securities Exchange Commission and will operate as a publicly registered equipment leasing and finance fund for the purpose of investing in a diverse pool of business-essential equipment and physical assets.

The LLC will be entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds. The LLC will also have a promotional interest in the Managed Fund equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

The LLC’s fiscal year ends on December 31.

Summary of Significant Accounting Policies	2 Months Ended
Sep. 30, 2012
SQN AIF IV, L.P.
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2.

Summary of Significant Accounting Policies

Basis of presentation - The accompanying financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Cash and cash equivalents - The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The Partnership’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The Partnership has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Deferred charges - Pursuant to the terms of the Partnership Agreement, the costs of offering the limited partnership interests are capitalized by the Partnership and amortized over the estimated offering period, generally two years from the effective date of the offering. Following the commencement of operations, the unamortized balance of these costs will be reflected in the balance sheet as deferred charges.

Income taxes - The Partnership will be taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the partners rather than the Partnership. The Partnership’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the partners.

Uncertain tax positions - The Partnership follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Partnership has evaluated its tax position at September 30, 2012, and does not expect a material adjustment to be made.

Use of estimates - The preparation of financial statements in conformity with US GAAP requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

Subsequent events - The Partnership has evaluated events and transactions that occurred between October 1, 2012 and October 11, 2012, which is the date the financial statement was issued, for possible disclosure and recognition in the financial statement. No events or transactions were identified during this period that required disclosure or recognition.

SQN AIF IV GP, LLC
Summary Of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2.

Summary of Significant Accounting Policies

Consolidation - In accordance with accounting principles generally accepted in the United States of America (“US GAAP”) consolidation is required when one entity exercises control over another entity or group of entities unless significant doubt exists regarding the ability of one entity to control the other entity. Significant doubt exists regarding the general partner’s control due to the limited partnership agreement stating that the general partner may be removed by a vote of the limited partners owning a majority of the Managed Fund’s limited partnership units. At September 30, 2012, there was a single limited partner.

Basis of presentation - The accompanying balance sheet of the LLC has been prepared in accordance with US GAAP.

Cash and cash equivalents - The LLC considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The LLC’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The LLC has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Revenue recognition - The LLC’s only source of revenue is expected to be from its investment in the Managed Fund. The LLC is entitled to: (i) 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds, and (ii) a promotional interest equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. In addition, the LLC and its affiliates may be reimbursed for administrative expenses incurred based upon an allocation of the time it and their affiliate’s employees spend working on the Managed Fund’s operations.

Income taxes - The LLC is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the members rather than the LLC. The LLC’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the members.

Uncertain tax positions - The LLC follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The LLC has evaluated its tax position at September 30, 2012, and does not expect a material adjustment to be made.

Use of estimates - The preparation of financial statements in conformity with US GAAP requires the LLC to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

Subsequent events - The LLC has evaluated events and transactions that occurred between October 1, 2012 and October 11, 2012, which is the date the financial statement was issued, for possible disclosure and recognition in the financial statement. No events or transactions were identified during this period that required disclosure or recognition.

Capital Contribution (SQN AIF IV, L.P.)	2 Months Ended
Sep. 30, 2012
SQN AIF IV, L.P.
Capital Contribution [Line Items]
Capital Contribution

3.

Capital Contributions

The General Partner has made the following cash payments to the Partnership: (i) a general partner capital contribution of $100, and (ii) a loan in the amount of $1,000 for any incidental costs which may arise. The Partnership’s Investment Manager made the initial cash payment to the Partnership of $500 which has been applied against the Investment Manager’s purchase of the initial limited partner’s interest in the Partnership. At September 30, 2012, the Partnership has recorded a subscription receivable from the Investment Manager for the remaining unpaid portion of the initial limited partnership interest of $500. Once the Partnership completes its first closing and admits additional limited partners, the initial limited partner will be refunded its initial capital contribution.

Related Party Transactions	2 Months Ended
Sep. 30, 2012
SQN AIF IV, L.P.
Related Party Transaction [Line Items]
Related Party Transactions

4.

Related Party Transactions

The Partnership has entered into certain agreements with the General Partner, the Investment Manager and SQN Securities LLC, an affiliate of the General Partner that is acting as exclusive sales agent for the offering of the Partnership’s limited partnership units, whereby the Partnership pays certain fees and reimbursements to these parties.

Pursuant to the terms of the Partnership Agreement, the General Partner is entitled to 1% of the Partnership’s profits, losses, cash distributions and liquidation proceeds. In addition, the General Partner and its affiliates will be reimbursed for organizational and offering expenses incurred in connection with the Partnership’s organization and offering of limited partnership units and certain administrative expenses incurred in connection with the Partnership’s operations. Once the Partnership raises the minimum capital contributions of $1,200,000, fees and expenses associated with the Partnership’s organization and offering costs will become reimbursable to the Partnership’s General Partner and Investment Manager.

SQN AIF IV GP, LLC
Related Party Transaction [Line Items]
Related Party Transactions

3.

Related Party Transactions

The LLC may be reimbursed for expenses incurred on behalf of the Managed Fund for the organization and offering of the Managed Fund. The LLC is entitled to 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds and reimbursement for administrative expenses incurred in relation to the Managed Fund’s operations.

The LLC also has a promotional interest in the Managed Fund equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

During September 2012, Capital made a capital contribution to the LLC totaling $1,001,100.

At September 30, 2012, the LLC had a $100 investment in the Managed Fund, which represents the general partnership interest the LLC owns in the Managed Fund. At September 30, 2012, the LLC had advanced the Managed Fund an additional $1,000.

Summary of Significant Accounting Policies (Policies)	2 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Consolidation (SQN AIF IV GP, LLC)

Consolidation - In accordance with accounting principles generally accepted in the United States of America (“US GAAP”) consolidation is required when one entity exercises control over another entity or group of entities unless significant doubt exists regarding the ability of one entity to control the other entity. Significant doubt exists regarding the general partner’s control due to the limited partnership agreement stating that the general partner may be removed by a vote of the limited partners owning a majority of the Managed Fund’s limited partnership units. At September 30, 2012, there was a single limited partner.

Basis of presentation (SQN AIF IV GP, LLC)	Basis of presentation - The accompanying balance sheet of the LLC has been prepared in accordance with US GAAP.
Cash and cash equivalents (SQN AIF IV GP, LLC)

Cash and cash equivalents - The LLC considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The LLC’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The LLC has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Revenue recognition (SQN AIF IV GP, LLC)

Revenue recognition - The LLC’s only source of revenue is expected to be from its investment in the Managed Fund. The LLC is entitled to: (i) 1% of the Managed Fund’s profits, losses, cash distributions and liquidation proceeds, and (ii) a promotional interest equal to 20% of all distributed distributable cash after the Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions. In addition, the LLC and its affiliates may be reimbursed for administrative expenses incurred based upon an allocation of the time it and their affiliate’s employees spend working on the Managed Fund’s operations.

Income taxes (SQN AIF IV GP, LLC)

Income taxes - The LLC is taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the members rather than the LLC. The LLC’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the members.

Uncertain tax positions (SQN AIF IV GP, LLC)

Uncertain tax positions - The LLC follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The LLC has evaluated its tax position at September 30, 2012, and does not expect a material adjustment to be made.

Use of estimates (SQN AIF IV GP, LLC)

Use of estimates - The preparation of financial statements in conformity with US GAAP requires the LLC to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates

Subsequent events (SQN AIF IV GP, LLC)

Subsequent events - The LLC has evaluated events and transactions that occurred between October 1, 2012 and October 11, 2012, which is the date the financial statement was issued, for possible disclosure and recognition in the financial statement. No events or transactions were identified during this period that required disclosure or recognition.

Basis of presentation (SQN AIF IV, L.P.)

Basis of presentation - The accompanying financial statements of the Partnership have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Cash and cash equivalents (SQN AIF IV, L.P.)

Cash and cash equivalents - The Partnership considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of funds maintained in checking and money market accounts held at one financial institution.

The Partnership’s cash and cash equivalents are held principally at one financial institution in the United States of America and at times the balances may exceed federally insured limits. The Partnership has placed these funds in a high quality financial institution in order to minimize risk relating to exceeding insured limits.

Deferred charges (SQN AIF IV, L.P.)

Deferred charges - Pursuant to the terms of the Partnership Agreement, the costs of offering the limited partnership interests are capitalized by the Partnership and amortized over the estimated offering period, generally two years from the effective date of the offering. Following the commencement of operations, the unamortized balance of these costs will be reflected in the balance sheet as deferred charges.

Income taxes (SQN AIF IV, L.P.)

Income taxes - The Partnership will be taxed as a partnership for federal and state income tax purposes. No provision for income taxes has been recorded since the liability for such taxes is that of each of the partners rather than the Partnership. The Partnership’s income tax returns are subject to examination by the federal and state taxing authorities, and changes, if any, could adjust the individual income tax of the partners.

Uncertain tax positions (SQN AIF IV, L.P.)

Uncertain tax positions - The Partnership follows the provisions of Accounting for Uncertainty in Income Taxes (“Uncertain Tax Position”). Uncertain Tax Position prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  Under Uncertain Tax Position, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Partnership has evaluated its tax position at September 30, 2012, and does not expect a material adjustment to be made.

Use of estimates (SQN AIF IV, L.P.)

Use of estimates - The preparation of financial statements in conformity with US GAAP requires the Partnership to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the balance sheet. Actual results could differ from those estimates.

Subsequent events (SQN AIF IV, L.P.)

Subsequent events - The Partnership has evaluated events and transactions that occurred between October 1, 2012 and October 11, 2012, which is the date the financial statement was issued, for possible disclosure and recognition in the financial statement. No events or transactions were identified during this period that required disclosure or recognition.

Nature of Operations and Organization (Details) (USD $)	2 Months Ended
	Sep. 30, 2012	Aug. 10, 2012
SQN AIF IV, L.P. [Member]
Nature of Operations and Organization (Textual)
Entity Incorporation, Date Of Incorporation	Aug 10, 2012
Capitalization	$ 200,000,000	$ 500
Limited partnership units, Value	$ 1,200,000
Limited partnership units,Shares	200,000
SQN AIF IV GP, LLC [Member]
Nature of Operations and Organization (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Description of return to Limited Partners	Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

Summary of Significant Accounting Policies (Details)	2 Months Ended
Sep. 30, 2012
SQN AIF IV, L.P. [Member]
Summary of Significant Accounting Policies (Textual)
Amortization period of offering cost	2 years
SQN AIF IV GP, LLC [Member]
Summary of Significant Accounting Policies (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Description of return to Limited Partners	Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.

Capital Contribution (Details) (SQN AIF IV, L.P. [Member], USD $)	Sep. 30, 2012
SQN AIF IV, L.P. [Member]
Capital Contributions (Textual)
General partner capital contribution	$ 100
Additional contribution for incidental costs	1,000
Initial cash payment to partnership	500
Initial limited partnership interest for which subscription receivable recorded	$ 500

Related Party Transactions (Details) (USD $)	2 Months Ended
	Sep. 30, 2012	Sep. 30, 2010
SQN AIF IV, L.P. [Member]
Related Party Transactions (Textual)
Capital contributions	$ 600
Investment in SQN AIF IV, L.P.
Additional advanced to Managed Fund
Minimum capital contributions required for reimbursable of organization and offering costs	1,200,000
SQN AIF IV GP, LLC [Member]
Related Party Transactions (Textual)
Percentage represents the general partner's interest in income, losses and distributions	1.00%
Percentage represents the promotional interest of the general partner of all distributable cash available for distribution after an eight percent annual cumulative return to investors	20.00%
Description of return to Limited Partners	Managed Fund has provided a return to its limited partners of their respective capital contributions plus an 8% per annum, cumulative return, compounded annually on their capital contributions.
Capital contributions	1,001,100
Investment in SQN AIF IV, L.P.	100	100
Additional advanced to Managed Fund	$ 1,000